6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 124,800
FHLB stock owned	2,800	$ 3,200
Carrying value of loans pledged as collateral to the FRB	$ 365,900